Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
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Commitments and Contingencies

22. COMMITMENTS AND CONTINGENCIES

(a) Commitments

The Company is a party to certain contracts relating to operating leases and service and supply agreements. Future minimum payments under these agreements as at December 31, 2018 are presented in the following table:

2019	11,079
2020	7,944
2021	6,045
2022	1,175
2023	-
2024 and thereafter	-
Total commitments	26,243

As at December 31, 2018, the Company had outstanding capital commitments of $298, of which the Gibraltar joint venture (Note 3) is committed to incur expenditures of $108 (2017: $933), with the Company’s share being $81 (2017: $700).

(b) Contingencies

The Company has guaranteed 100% of certain capital lease and equipment loans entered into by the Gibraltar joint venture in which it holds a 75% interest. As a result, the Company has guaranteed the joint venture partner’s 25% share of this debt which amounted to $7,933 as at December 31, 2018.